Share Capital and Warrants - Issued and Outstanding - Preferred Shares (Details) - Preference shares - shares shares in Thousands	3 Months Ended									12 Months Ended
	Mar. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022
Disclosure of classes of share capital [Line Items]
Dividend Rate		5.05%	3.21%	2.35%	1.86%	1.92%	1.84%	1.80%	1.84%
Shares outstanding (in shares)		36,000				36,000				36,000
Preferred Stock Dividend Transactions
Disclosure of classes of share capital [Line Items]
Dividend Rate	5.86%
Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate										2.58%
Shares outstanding (in shares)		10,740								10,740
Series 2 First Preferred Shares (1)
Disclosure of classes of share capital [Line Items]
Dividend Rate										5.86%
Shares outstanding (in shares)		1,260								1,260
Series 3 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate										4.69%
Shares outstanding (in shares)		10,000								10,000
Series 5 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate										4.59%
Shares outstanding (in shares)		8,000								8,000
Series 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate										3.94%
Shares outstanding (in shares)		6,000								6,000